Income Taxes - Components of Income Taxes (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Federal:
Current									$ 79,841	$ 70,797	$ 66,756
Deferred									3,244	10,591	10,355
Federal									83,085	81,388	77,111
State:
Current									6,636	4,987	5,213
Deferred									(518)	1,189	787
State									6,118	6,176	6,000
Total
Current									86,477	75,784	71,969
Deferred									2,726	11,780	11,142
Income taxes	$ 23,647	$ 21,727	$ 22,458	$ 21,371	$ 22,568	$ 21,092	$ 21,511	$ 22,393	$ 89,203	$ 87,564	$ 83,111